As filed with the Securities and Exchange Commission on March 1, 2012

1933 Act File No. 333-174909

1940 Act File No. 811-22572

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-2

☐ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☑

PRE-EFFECTIVE AMENDMENT NO. 3

☐

POST-EFFECTIVE AMENDMENT NO. __

☐ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☑

AMENDMENT NO. 3

THE MULTI-STRATEGY GROWTH & INCOME FUND

Principal Executive Offices

450 Wireless Boulevard, Hauppauge, NY  11788

1-631-470-2600

Agent for Service

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware  19801

Copies of information to:

JoAnn Strasser, Esq. Thompson Hine LLP 41 South High Street, 17th floor Columbus, OH 43215 (614) 469-3265	Emile R. Molineaux, Esq. Gemini Fund Services, LLC 450 Wireless Boulevard Hauppauge, NY 11788 (631) 470-2616

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☑

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee(1)
Shares of Beneficial Interest	6,666,666.66	$15.00	$100,000,000	$11,610

(1) A filing fee of $11,610 was previously paid to the Securities and Exchange Commission in connection with the registration of these shares.

PART A - Prospectus

Part A of the Registrant’s Pre-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, SEC Accession No. 0000910472-12-000415, filed on February 21, 2012, is incorporated by reference herein.

PART B - Statement of Additional Information

Part B of the Registrant’s Pre-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, SEC Accession No. 0000910472-12-000415, filed on February 21, 2012, is incorporated by reference herein.

The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION as amended March [_], 2012

THE MULTI-STRATEGY GROWTH & INCOME FUND

FINANCIAL STATEMENTS

January 31, 2012

THE MULTI-STRATEGY GROWTH & INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

January 31, 2012

____________________________________________________________________________

ASSETS
Cash	$100,000
Deferred Offering Costs	101,218

Total Assets	201,218

LIABILITIES
Payable to Advisor for Offering Costs	101,218

Total Liabilities	101,218

NET ASSETS	$100,000

At January 31, 2012 the components of net assets were as follows:
Paid-in capital	$100,000

Shares of beneficial interest outstanding,
10,000,000 shares authorized without par value	6,667

Net asset value per share	$15.00

Maximum offering price per share ($15.00/.945)	$15.87

____________________________________________________________________________

See notes to financial statements.

THE MULTI-STRATEGY GROWTH & INCOME FUND

STATEMENT OF OPERATIONS (Unaudited)

January 31, 2012

____________________________________________________________________________

INVESTMENT INCOME	$ -

EXPENSES
Organizational expenses	18,889
Less: Reimbursement from Advisor	(18,889)

NET EXPENSES	-

NET INVESTMENT INCOME	$ -

___________________________________________________________________________

See notes to financial statements.

THE MULTI-STRATEGY GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2012

____________________________________________________________________________

(1) ORGANIZATION

The Multi-Strategy Growth & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that will offer to make quarterly repurchases of shares at net asset value. The Fund’s Investment Advisor is RJL Capital Management, LLC (the “Advisor”).

The investment objective of the Fund is to seek returns with an emphasis on income generation.

The Fund was organized as a statutory trust on June 3, 2011 under the laws of the State of Delaware. The Fund had no operations from that date to January 31, 2012, other than those relating to organizational matters and the registration of its shares under applicable securities laws. The President of the Advisor purchased the initial shares at $15.00 per share on October 19, 2011.

The Fund shares are offered subject to a maximum sales charge of 5.50% of the offering price.

(2) SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

Organizational and Offering Costs

All costs incurred by the Fund in connection with its organization have been advanced by the Advisor subject to recoupment as described in Note 3. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized over a 12 month period using the straight line method.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

THE MULTI-STRATEGY GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

January 31, 2012

____________________________________________________________________________

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3) INVESTMENT ADVISORY AND AFFILIATES

As compensation for its services, the Fund pays to the Advisor a monthly advisory fee at an annual rate of 0.75% of its average daily net assets.

The Advisor, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2013 to ensure that Net Annual Operating Expenses (including organizational and offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 1.75% of the Fund’s average daily net assets. The Agreement will allow the Advisor to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund’s expense ratios fall below the above indicated expense limitations. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Advisor can only recover such amounts for a period of up to three years. As of January 31, 2012, the amount recoverable by the Advisor under the Agreement was $18,889.

Northern Lights Distributors, LLC (the "Distributor") is serving as the Fund's principal underwriter and acts as the distributor of the Fund's shares on a best efforts basis, subject to various conditions.

(4) SHAREHOLDER SERVICES PLAN

The Fund has adopted a "Shareholder Services Plan" under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund may incur expenses on an annual basis equal to 0.25% of its average net assets.

THE MULTI-STRATEGY GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

January 31, 2012

____________________________________________________________________________

(5) SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PART C – Other Information

Item 25. Financial Statements and Exhibits

1. Financial Statements

Part A:

None.

Part B:

Report of Independent Registered Public Accounting Firm
Statement of Assets and Liabilities, Statement of Operations, and Notes to Financial Statements as of October 19, 2011. Statement of Assets and Liabilities, Statement of Operations, and Notes to Financial Statements as of Jannuary 31, 2012.

2. Exhibits

a.

(1) Agreement and Declaration of Trust*

a.

(2) Certificate of Trust*

b.

By-Laws**

c.

Voting Trust Agreements: None

d.

 Instruments Defining Rights of Security Holders. See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust. See also, Article 12, "Meetings" of shareholders of the Registrant's By-Laws.

e.

Dividend reinvestment plan: None.

f.

Rights of subsidiaries long-term debt holders: Not applicable.

g.

(1) Investment Advisory Agreement**

(2) Sub-Advisory Agreement**

h.

(1) Underwriting Agreement**

(2) Shareholder Servicing Plan and Agreement**

(3) Selling Agreement Form**

i.

Bonus, profit sharing, pension and similar arrangements for Fund Trustees and Officers: None.

j.

Custodian Agreement**

k.

(1) Fund Services Agreement (Administration, Accounting and Transfer Agency)**

(2) Compliance Consulting Agreement**

(3) Expense Limitation Agreement**

l.

(1) Opinion and Consent of Counsel**

l.

(2) Consent of Counsel (filed herewith)

m.

Non-resident Trustee Consent to Service of Process: Not applicable

n.

Consent of Independent Registered Public Accounting Firm (filed herewith)

o.

Omitted Financial Statements: None

p.

Initial Capital Agreement**

q.

Model Retirement Plan: None

r.

(1) Code of Ethics-Fund**

(2) Code of Ethics-Adviser**

(3) Code of Ethics-sub-adviser**

(4) Code of Ethics-Principal Underwriter/Distributor**

s.

Powers of Attorney**

* Previously filed on June 15, 2011, as an exhibit to the Registrant's Registration Statement on Form N-2, and hereby incorporated by reference.

** Previously filed on November 16, 2011, as an exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, and hereby incorporated by reference.

Item 26. Marketing Arrangements

Not Applicable.

Item 27. Other Expenses of Issuance and Distribution (estimated)

SEC Registration fees	$11,610
FINRA fees	$0
Legal fees	$30,571
Blue Sky fees	$42,886
Miscellaneous fees	$15,151
Printing	$1,000
Total	$101,218

Item 28. Persons Controlled by or Under Common Control with Registrant

None, except that as of February 29, 2012, the Fund and Adviser are under the indirect common control of Raymond J. Lucia, Jr.

Item 29. Number of Holders of Securities as of February 29, 2012:

Title of Class Shares of Beneficial Ownership.	Number of Record Holders 1

Item 30. Indemnification

Reference is made to Article VIII Section 2 of the Registrant's Agreement and Declaration of Trust (the "Declaration of Trust"), filed as Exhibit (a)(2) hereto, and to Section 8 of the Registrant's Underwriting Agreement, to be filed as Exhibit (h)(1) hereto. The Registrant hereby undertakes that it will apply the indemnification provisions of the Declaration of Trust and Underwriting Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.  The Registrant maintains insurance on behalf of any person who is or was an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser and Sub-Adviser

A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser or sub-adviser of the Registrant, and each member, director, executive officer, or partner of any such investment adviser or sub-adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, trustee, officer, employee, partner or director, is set forth in the Registrant's prospectus in the section entitled "Management of the Fund." Information as to the members and officers of the Adviser is included in its Form ADV as filed with the SEC (File No. 801-72595), and is incorporated herein by reference.  Information as to the members and officers of the sub-adviser is included in its Form ADV as filed with the SEC (File No. 801-67188), and is incorporated herein by reference.

Item 32. Location of Accounts and Records

Gemini Fund Services, LLC, the Fund's administrator, maintains certain required accounting related and financial books and records of the Registrant at 450 Wireless Boulevard, Hauppauge, New York  11788. The other required books and records are maintained by the Adviser at 13520 Evening Creek Drive N., Suite 300, San Diego, CA 92128; by the Custodian at 350 California Street, 6th Floor San Francisco, California  94104; and by the sub-adviser at 655 W. Broadway, 12th Floor, San Diego, CA 92101 and 6935 Flanders Drive, San Diego, CA 92121.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value of the Fund declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value of the Fund increases to an amount greater than its net proceeds as stated in the prospectus.

2. The Registrant undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (a) (i) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement. (b)  For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. (c) The Registrant undertakes to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering. (d) The Registrant undertakes that, for the purpose of determining liability under the 1933 Act, if the Registrant is subject to Rule 430C, each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; provided however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use. (e) The Registrant undertakes that, for the purpose of determining liability under the 1933 Act, in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser: (i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act; (ii) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

3. For purposes of determining any liability under the Securities Act of 1933, as amended, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective. The Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

4. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's statement of additional information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and State of Ohio on the 1st day of March 2012.

THE MULTI-STRATEGY GROWTH & INCOME FUND

By:

/s/ JoAnn M. Strasser

Name:

JoAnn M. Strasser

Title:

Attorney-in-Fact*

*Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates.

Name	Title	Date
Mark J. Riedy **	Trustee	March 1, 2012
Ira J. Miller **	Trustee	March 1, 2012
John D. Frager **	Trustee	March 1, 2012
Raymond J. Lucia, Jr.**	Trustee, President and Principal Executive Officer	March 1, 2012
Brent R. Rivard **	Treasurer and Principal Financial Officer	March 1, 2012

**By:

/s/ JoAnn M. Strasser   March 1, 2012

JoAnn M. Strasser

**Attorney-in-Fact – Pursuant to Powers of Attorney.

EXHIBIT INDEX

Description	Exhibit Number
Consent of Counsel	99(l)(2)
Consent of Independent Registered Public Accounting Firm	99(n)